Other current liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2013	December 31, 2012
Taxes payable	8.1	13.3
Employee withheld taxes, social security and vacation payment	9.6	7.7
VAT payable	9.8	—
Other current liabilities	—	6.6
Total other current liabilities	27.5	27.6